Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,630	$ 9,602	$ 9,815	$ 10,773	$ 10,270	$ 10,080	$ 9,628	$ 10,118	$ 9,595	$ 9,282	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,190	9,278	9,557	10,551	10,119	10,001	9,605	10,159	9,704	9,444	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 10,941	9,880	10,102	11,090	10,567	10,370	9,847	10,350	9,840	9,511	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,587	9,593	9,830	10,824	10,343	10,176	9,744	10,255	9,762	9,475	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,122,124	1,011,898	1,030,754	1,129,941	1,072,749	1,049,304	998,867	1,045,383	988,975	953,397	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,133,862	1,021,406	1,040,851	1,138,348	1,080,170	1,056,131	1,003,348	1,049,682	991,449	954,689	1,000,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,223	9,332	9,175	11,584	11,730	11,104	10,140	10,352	10,232	9,691	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,223	9,332	9,175	11,584	11,730	11,104	10,140	10,352	10,232	9,691	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,223	9,332	9,175	11,584	11,730	11,104	10,140	10,352	10,232	9,691	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,223	9,332	9,175	11,584	11,730	11,104	10,140	10,352	10,232	9,691	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,022,290	933,218	917,485	1,158,414	1,173,042	1,110,433	1,013,981	1,035,194	1,023,168	969,129	1,000,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,022,290	933,218	917,485	1,158,414	1,173,042	1,110,433	1,013,981	1,035,194	1,023,168	969,129	1,000,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 1,184,509	1,121,819	1,068,922	1,059,564	1,059,035	1,050,077	1,026,018	1,009,240	1,002,102	1,000,000	1,000,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 1,184,509	$ 1,121,819	$ 1,068,922	$ 1,059,564	$ 1,059,035	$ 1,050,077	$ 1,026,018	$ 1,009,240	$ 1,002,102	$ 1,000,000	$ 1,000,000